FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Allowance for doubtful accounts (Details) - Trade receivables - Accumulated amortization - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Balance at beginning of year	$ 13,954	$ 19,351
Changes in expected credit losses charged to income	17,595	19,977
Write-off	(17,504)	(25,374)
Balance at end of year	$ 14,045	$ 13,954